Significant accounting policies, judgments and estimation uncertainty	12 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Significant accounting policies, judgments and estimation uncertainty
Significant accounting policies, judgments and estimation uncertainty
The significant accounting policies used in the preparation of these financial statements are described below:
Basis of measurement
The consolidated financial statements have been prepared under a historical cost basis, except for certain financial assets and financial liabilities, including derivative instruments that are measured at fair value.
Consolidation
The consolidated financial statements include the accounts of DHX Media Ltd. and all of its subsidiaries. The consolidated financial statements of all subsidiaries are prepared for the same reporting period, using consistent accounting policies. Intercompany accounts, transactions, income and expenses and unrealized gains and losses resulting from transactions among the consolidated companies have been eliminated upon consolidation.
Subsidiaries are those entities, including structured entities, which the Company controls. Consistent with other entities in the film and television industry, the Company utilizes structured entities as a vehicle to create and fund some of its film and television projects. When the Company makes substantive decisions on creation of the content and financing within the structured entities it consolidates them. For accounting purposes, control is established by the Company when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is obtained by the Company and are de-consolidated from the date that control ceases.
Non-controlling interest represents the portion of a subsidiary's earning and losses and net assets that is not held by the Company. If losses in a subsidiary applicable to a non-controlling interest exceed the non-controlling interest in the subsidiary's equity, the excess is allocated to the non-controlling interest except to the extent that the majority has a binding obligation and is able to cover the losses.
Foreign currency translation

(i)	Functional and presentation currency

Items included in the consolidated financial statements of each consolidated entity of the Company are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). Primary and secondary indicators are used to determine the functional currency (primary indicators have priority over secondary indicators). The primary indicator which applies to the Company is the currency that mainly influences revenues and expenses. Secondary indicators include the currency in which funds from financing activities are generated. The Company operates material subsidiaries in three currency jurisdictions including the Canadian dollar, the US dollar, and the UK pound sterling. An assessment of the primary and secondary indicators for each subsidiary is performed to determine the functional currency of the subsidiary, which are then translated to Canadian dollars, the Company's presentation currency. The financial statements of consolidated entities that have a functional currency other than Canadian dollars (“foreign operations”) are translated into Canadian dollars as follows:

(a)	assets and liabilities - at the closing rate at the date of the balance sheet; and

(b)	income and expenses - at the average rate for the period.

All resulting exchange differences are recognized in other comprehensive income as foreign currency translation adjustments.
When the Company disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If the Company disposes of part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary is reallocated between controlling and non-controlling interests.

(ii)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation, at year-end exchange rates, of monetary assets and liabilities denominated in currencies other than the functional currency are recognized in the consolidated statement of income (loss).
Revenue recognition
Revenue from the licensing of film and television programs is recognized when:

(a)	the production has been completed;

(b)
the contractual delivery arrangements have been satisfied and the Company retains neither continuing managerial involvement to the degree usually associated with the ownership nor effective control over the goods sold;

(c)	the customer has access to the production and can benefit from the content;

(d)	the amount of revenue can be measured reliably;

(e)	collectability of proceeds is probable; and

(f)	the costs incurred or to be incurred in respect of the contractual arrangement can be measured reliably.

Cash payments received or advances currently due pursuant to a broadcast license or distribution arrangement are recorded as deferred revenue until all of the foregoing conditions of revenue recognition have been met.
Revenue from production services for third parties and other revenue, as appropriate, is recognized on a percentage-of-completion basis. Percentage-of-completion is based upon the proportion of costs incurred in the current period to total expected costs. A provision is made for the entire amount of future estimated losses, if any, on productions-in-progress.
Royalty revenue is accrued for royalty streams for which the receipt of revenue is probable and is recognized in accordance with the substance of the relevant agreements and statements received from third party agents.
Revenue from live tours is recorded in the period in which the show is performed, the amount of revenue can be reliably measured, the costs incurred or to be incurred can be measured and collectability is reasonably assured. Merchandising revenue is recognized at the point of sale to customers.

Revenue from the management of copyrights, licensing and brands for third parties through representation agreements is recognized when the amount of revenue can be reliably measured, the services have been provided and collectability is reasonably assured. Amounts received or advances currently due pursuant to a contractual arrangement, which have not yet met the criteria established to be recognized as revenue, are recorded as deferred revenue.

Revenue from the Company's broadcasting business is recognized as follows:

(a)
subscriber fee revenues are recognized monthly based on estimated subscriber levels for the period-end, which are based on the preceding month's actual subscribed as submitted by the broadcast distribution undertakings;

(b)	advertising and promotion revenue, net of agency commission where applicable, is recorded when the advertising or promotion airs on the Company's television stations; and

(c)	other revenues, including sponsorship revenue, as earned.

Gross versus net revenue
The Company evaluates arrangements with third parties to determine whether revenue should be reported on a gross or net basis under each individual arrangement by determining whether the Company acts as the principal or agent under the terms of each arrangement. To the extent that the Company acts as the principal in an arrangement, revenues are reported on a gross basis, resulting in revenues and expenses being classified in their respective financial statement line items. Conversely, to the extent that the Company acts as the agent in an arrangement, revenues are reported on a net basis, resulting in revenues being presented net of any related expenses. Determining whether the Company acts as principal or agent is based on an evaluation of which party has substantial risks and rewards of ownership under the terms of an arrangement. The most significant factors that the Company considers include identification of the primary obligor, as well as which party has credit risk, general and inventory risk (or equivalent) and latitude in establishing prices.
Investment in film and television programs
Investment in film and television programs represents the balance of costs of film and television programs which have been produced by the Company or for which the Company has invested in distribution rights and the Company’s right to participate in certain future cash flows of film and television programs produced and distributed by other unrelated parties.

Costs of investing in and producing film and television programs are capitalized. The costs are measured net of federal and provincial program contributions earned and are charged to income using a declining balance method of amortization. For film and television programs produced by the Company, capitalized costs include all direct production and financing costs incurred during production that are expected to benefit future periods. Financing costs are capitalized to the costs of a film or television program until substantially all of the activities necessary to prepare the film or television program for delivery are complete. Production financing provided by third parties that acquire participation rights is recorded as a reduction of the cost of the production.

The rates used for the declining balance method of amortization range from 40 to 100% at the time of initial episodic delivery and at rates ranging from 10 to 25% annually thereafter. The determination of the rates is based on the expected economic useful life of the film or television program, and includes factors such as the ability to license rights to broadcast rights programs in development and availability of rights to renew licenses for episodic television programs in subsequent seasons, as well as the availability of secondary market revenue.

Investments in film and television programs are accounted for as inventory and classified within current assets. The normal operating cycle of the Company can be greater than 12 months.

The investment in film and television programs is measured at the lower of cost and net realizable value. The net realizable value is determined using estimates of future revenues net of future costs. A write-down is recorded equivalent to the amount by which the costs exceed the estimated net realizable value of the film or television program.

Acquired and library content
Acquired and library content represents the balance of acquired film and television programs. Acquired and library content typically has minimal ongoing costs to maintain the content, and is charged to income using a declining balance method of amortization.

The rates used for the declining balance method of amortization range from 10 to 20% annually. The determination of rates is based on the expected economic useful life of the film or television program, and includes factors such as the availability of rights to renew licenses for episodic television programs in various territories, as well as the availability of secondary market revenue.

Acquired and library content is accounted for as an intangible asset and classified within long-term assets.

Acquired and library content is tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use, being the present value of the expected future cash flows of the asset. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

Broadcast rights
Program and film rights for broadcasting are purchased on a fixed or variable cost basis. The asset and liability for fixed cost purchases are recognized at the time the rights are known and determinable, and if they are available for airing. The cost of fixed program and film rights is expensed over the lesser of the availability period and the maximum period that varies depending upon the type of program, generally ranging from 24 to 60 months based on the expected pattern of consumption of the economic benefit. Program and film rights for broadcasting acquired on a variable cost basis are not capitalized and their cost is determined and expensed over their contracted exhibition period, on the basis of the average number of subscribers to the network exhibiting the program and of other contracting terms.

In the event that the recognition criteria for fixed cost purchases described above are not met and the Company has already paid amounts to obtain future rights, such amounts are considered as prepaid program and film rights and are included as prepaids on the consolidated balance sheet.

Any impairment charges are reported as an expense on the consolidated statement of income (loss).

Accrued participation payables
Included in accounts payable and accrued liabilities are accrued participation payables.  Accrued participation payables reflect the legal liability due as at the balance sheet date, calculated as the participation owing on cash collected and accounts receivable.

Deferred financing fees and debt issue costs
Debt issue costs related to bank indebtedness are recorded as a deferred charge and amortized, using the straight-line method, over the term of the related bank indebtedness and the expense is included in interest expense. Debt issue costs related to long-term debt are recorded as a reduction to the carrying amount of long-term debt and amortized using the effective interest method and the expense is included in finance expense.
Business combinations
The Company applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred.
Any contingent consideration to be transferred by the group is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability is recognized either in profit or loss or as a change to other comprehensive income. Contingent consideration that is classified as equity is not re-measured, and its subsequent settlement is accounted for within equity.
Goodwill is initially measured as the excess of the aggregate of the fair value of consideration transferred over the fair value of identifiable assets acquired and liabilities assumed. If this consideration is lower than the fair value of the net assets of the subsidiary acquired, the difference is recognized in profit or loss.
Development costs
Development costs include costs of acquiring film rights to books, stage plays or original screenplays and costs to adapt such projects. Such costs are capitalized and included in investment in film and television programs upon commencement of production. Advances or contributions received from third parties to assist in development are deducted from these costs. Projects in development are written off as development expenses at the earlier of the date determined not to be recoverable or when projects under development are abandoned, or three years from the date of the initial recognition of the investment, if there have been no active development milestones or significant development expenditures within the last year.
Property and equipment
Property and equipment are carried at historical cost, less accumulated amortization and accumulated impairment losses. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced. Repairs and maintenance costs are charged to the consolidated statement of income during the period in which they are incurred. Amortization is provided, commencing when the asset is available for use, over the estimated useful life of the asset, using the following annual rates and methods:

Buildings	4% declining balance
Furniture, fixtures and other equipment	5% to 20% declining balance
Computer equipment	30% declining balance
Post-production equipment	30% declining balance
Computer software	2 years straight-line
Website design	2 years straight-line
Leasehold improvements	Straight-line over the term of lease

The Company allocates the amount initially recognized in respect of an item of property and equipment to its significant parts and depreciates each such part separately. Residual values, method of amortization and useful lives of the assets are reviewed annually and adjusted if appropriate.
Gains and losses on disposals of property and equipment are determined by comparing the proceeds with the carrying amount of the asset and are included as part of other gains and losses in the consolidated statement of income (loss).
Goodwill

Goodwill represents the cost of acquired businesses in excess of the fair value of net identifiable assets acquired at the date of acquisition. Goodwill is carried at cost less any accumulated impairment losses and is not subject to amortization. Goodwill is tested for impairment annually or more frequently if events or circumstances indicate that the asset might be impaired. Goodwill is allocated to a cash generating unit (“CGU”), or group of CGUs, which is the lowest level within an entity at which the goodwill is monitored for internal management purposes, which is not higher than an operating segment. Impairment is tested by comparing the recoverable amount of goodwill assigned to a CGU or group of CGUs to its carrying value.

Intangible assets

Intangible assets are carried at cost. Amortization is provided on a straight-line basis over the estimated useful life of the assets, using the following annual rates and methods:

Broadcaster relationships	7 to 10 years straight-line
Customer relationships	10 years straight-line
Brands	10 to 20 years straight-line or indefinite life
Production and distribution rights	10 to 25 years straight-line
Production backlog	2 to 3 years straight-line
Non-compete contracts	3 years straight-line
Production software	5 years straight-line

Intangible assets with indefinite life are not amortized. The assessment of whether the underlying asset continues to have an indefinite life is reviewed annually to determine whether an indefinite life continues to be supportable, and if not, the change in useful life from indefinite to finite is made on a prospective basis.

Broadcast licenses
Broadcast licenses are considered to have an indefinite life based on management’s intent and ability to renew the licenses without significant cost and without material modification of the existing terms and conditions of the license. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Broadcast licenses are tested for impairment annually or more frequently if events or circumstances indicate that they may be impaired.

Broadcast licenses by themselves do not generate cash inflows and therefore, when assessing these assets for impairment, the Company looks to the CGUs to which the asset belongs.

Impairment of non-financial assets

Property and equipment and intangible assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Long-lived assets that are not amortized are subject to an annual impairment test. For the purposes of measuring recoverable amounts, assets are grouped into CGUs. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use, being the present value of the expected future cash flows of the relevant CGU. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, including investment in films and property and equipment, are added to the cost of those assets, until such time as the assets are substantially complete and ready for use. All other borrowing costs are recognized as a finance expense in the consolidated statement of income in the period in which they are incurred.

Government financing and assistance

The Company has access to several government programs, including tax credits that are designed to assist film and television production and distribution in Canada. The Company records government assistance when the related costs have been incurred and there is reasonable assurance that they will be realized. Amounts received or receivable in respect of production assistance are recorded as a reduction of the production costs of the applicable production. Government assistance with respect to distribution rights is recorded as a reduction of investment in film and television programs. Government assistance towards current expenses is recorded as a reduction of the applicable expense item.

Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period and are discounted to present value where the effect is material. The Company performs evaluations to identify onerous contracts and, where applicable, records provisions for such contracts.

Leases
Upon initial recognition, the Company classifies all leases as either a finance lease or an operating lease, depending on the substance of the lease terms. Finance leases are classified as such because they are found to transfer substantially all the rewards incidental to ownership of the asset to the lessee, whereas operating leases are classified as such because they are not found to meet the criteria required for classification as a finance lease. Upon commencement of the lease, finance leases are recorded as assets with corresponding liabilities in the consolidated balance sheet at the lower of the fair value of the leased asset and the present value of the minimum lease payments. The rate used to discount the payments is either the interest rate implicit in the lease or the Company's incremental borrowing rate. The asset is amortized over the shorter of the term of the lease and the useful life of the asset while the liability is decreased by the actual lease payments and increased by any accretion expense. Payments made under operating leases are charged to the consolidated statement of income (loss) on a straight-line basis over the period of the lease.
Income taxes
The tax expense for the period comprises current and deferred tax. Tax is recognized in the consolidated statement of income (loss), except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
Current tax is the expected tax payable on the taxable income for the period, using tax rates enacted or substantively enacted, at the end of the reporting period, and any adjustment to tax payable in respect of previous periods.
Deferred tax is recognized in respect of temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the financial statements, as well as the benefit of losses that are probable to be realized and are available for carry forward to future years to reduce income taxes. Deferred income tax is determined on a non-discounted basis using tax rates and laws that have been enacted or substantively enacted at the balance sheet date and are expected to apply when the deferred tax asset or liability is settled. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that the assets can be recovered.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except, in the case of subsidiaries, where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.
The effect of a change in tax rates on deferred tax assets and liabilities is included in earnings in the period that the change is substantively enacted, except to the extent it relates to items previously recognized outside earnings in which case the rate change impact is recognized in a manner consistent with how the items were originally recognized.
Deferred income tax assets and liabilities are presented as non-current.
Share-based compensation
The Company grants stock options to certain directors, officers, employees and consultants of the Company. Stock options vest over periods of up to 4 years and expire after 5 to 7 years. Each vesting tranche of stock options is considered a separate award with its own vesting period and estimated grant date fair value. The estimated grant date fair value of each vesting tranche is estimated using the Black-Scholes option pricing model. The non-cash compensation expense is recognized over each tranche’s vesting period by increasing contributed surplus based on the number of awards expected to vest. The number of awards expected to vest is reviewed at least annually with any impact being recognized immediately.
The Company also grants performance share units ("PSUs") to certain eligible employees. PSUs are granted at the discretion of the Board based on a notional equity value of the common shares of the Company tied to a specified formula. The number of PSUs that ultimately vest under each grant is dependent on continued employment for a period of time and the achievement of specific performance measures. On the vesting date, each employee will receive common shares as settlement; accordingly, grants of PSUs are accounted for as equity settled instruments. The Company recognizes compensation expense offset by contributed surplus equal to the estimated grant date fair value of the PSUs granted on a straight-line basis over the applicable vesting period, taking into consideration forfeiture estimates. Compensation expense is adjusted prospectively for subsequent changes in management’s estimate of the number of PSUs that are expected to vest.
Earnings per share
Basic earnings per share (“EPS”) is calculated by dividing the net income for the period attributable to equity owners of the Company by the weighted average number of common shares outstanding during the period.
Diluted EPS is calculated by adjusting the weighted average number of common shares outstanding for potentially dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. The Company’s potentially dilutive common shares comprise stock options, PSUs and the Senior Unsecured Convertible Debentures.
Financial instruments
Financial instruments are classified as follows:

•
Financial assets classified as "Available-for-Sale" are recognized initially at fair value plus transaction costs and are subsequently carried at fair value with the changes in fair value recorded in other comprehensive income. Available-for-Sale assets are classified as non-current, unless the investment matures or management expects to dispose of them within twelve months.

•
Derivative financial instruments are classified as “Held-for-Trading” and recognized initially on the balance sheet at fair value. Financial assets classified as Held-for-Trading are recognized at fair value with the changes in fair value recorded in net income.

•
Cash, cash held in trust, trade receivables and long-term amounts receivables are classified as “Loans and Receivables”. After their initial fair value measurement, they are measured at amortized cost using the effective interest method, less a provision for impairment, established on an account-by-account basis, based on, among other factors, prior experience and knowledge of the specific debtor and management’s assessment of the current economic environment.

•
Accounts payable and accrued liabilities, interim production financing, long-term debt, special warrants and other liabilities are classified as “Other Financial Liabilities”, and are initially recognized at fair value less transaction costs. Subsequent to initial recognition, Other Financial Liabilities are measured at amortized cost using the effective interest method.

Impairment of financial assets
At each reporting date, the Company assesses whether there is objective evidence that a financial asset is impaired. A significant or prolonged decline in the fair value of the security below its cost is evidence that the asset is impaired. If such evidence exists, the Company recognizes an impairment loss, as follows:

•
Financial assets carried at amortized cost: The loss is the difference between the amortized cost of the loan or receivable and the present value of the estimated future cash flows, discounted using the instrument’s original effective interest rate. The carrying amount of the asset is reduced by this amount either directly or indirectly through the use of an allowance account.

•
Available-for-Sale financial assets: The impairment loss is the difference between the original cost of the asset and its fair value at the measurement date, less any impairment losses previously recognized in the statement of income. This amount represents the cumulative loss in accumulated other comprehensive income that is reclassified to net income.

Impairment losses on financial assets carried at amortized cost and Available-for-Sale financial assets are reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized. Impairment losses on available-for-sale equity instruments are not reversed.
Dividend distribution
Dividend distribution to the Company’s shareholders is recognized as a liability in the financial statements in the period in which the dividends are approved by the Board of Directors.
Tangible benefit obligation
As part of the Canadian Radio-Television and Telecommunications Commission (“CRTC”) decision approving the Company’s acquisition of 8504601 Canada Inc. (“DHX Television”) on July 31, 2014, the Company is required to contribute $17,313 to provide tangible benefits to the Canadian broadcasting system over seven years from the date of acquisition. The tangible benefit obligation was initially recorded in the consolidated statement of income at the estimated fair value on the date of acquisition, being the sum of the discounted future net cash flows and the same amount was recorded as a liability at the date of acquisition of DHX Television. The tangible benefit obligation is being adjusted for the incurrence of related expenditures, the passage of time and for revisions to the timing of the cash flows. Changes in the obligation (other than incurred expenditures) are recorded as finance expense in the consolidated statement of income (loss).

Cash and cash equivalents

Cash and cash equivalents consist of current operating bank accounts, term deposits and fixed income securities with an original term to maturity of 90 days or less. Cash equivalents are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

New and amended standards adopted

i)
The IASB issued amendments to IAS 7, "Statement of Cash Flows" ("IAS 7") to improve financial information provided to users of financial statements about an entity's financing activities. These amendments are effective for annual periods beginning on or after January 1, 2017. The adoption of this standard had no financial impact on the Company's consolidated financial statements, however did required additional disclosure in note 22.

Accounting standards issued but not yet applied

i)
IFRS 9 “Financial instruments” (“IFRS 9”) is required to be applied for years beginning on or after January 1, 2018, and sets out the requirements for recognizing and measuring financial assets and financial liabilities. IFRS 9 replaces IAS 39 “Financial Instruments: Recognition and Measurement” (“IAS 39”). The new standard establishes a single classification and measurement approach for financial assets that reflects the business model in which they are managed and their cash flow characteristics. It also provides guidance on an entity's own credit risk relating to financial liabilities and amends the impairment model by introducing a new 'expected credit loss' model for calculating impairment. Additional disclosures would be required under the new standard.

Upon adoption, the Company expects the impact to be $500 to $1,500, and will change the category of classification for its financial assets and financial liabilities. Previously, the Company classified its financial assets as ‘loans and receivables’ and its financial liabilities as ‘other financial liabilities’, both of which were previously measure at amortized cost, with the exception of embedded derivatives which were measured at fair value. Under IFRS 9, the measurement basis would remain the same, however the category for classification would be referred to as 'Amortized Cost'.

ii)
IFRS 15 “Revenue from Contracts and Customers” (“IFRS 15”) is required to be applied for years beginning on or after January 1, 2018, and establishes principles to record revenues from contracts for the sale of goods or services, unless the contracts are in the scope of other IFRSs. IFRS 15 replaces IAS 18, “Revenue” and IAS 11, “Construction Contracts”, and some revenue related interpretations. Under IFRS 15, revenue is recognized at an amount that reflects the expected consideration receivable in exchange for transferring goods or services to a customer, applying the following five steps:

1.Identify the contract with a customer
2.Identify the performance obligations in the contract
3.Determine the transaction price
4.Allocate the transaction price to the performance obligations in the contract
5.Recognize revenue when (or as) the entity satisfies a performance obligation

The new standard also provides additional guidance relating to principal versus agent relationships, licenses of intellectual property, and contract costs.

The Company has completed its assessment of the impact of IFRS 15 and expects its proprietary production revenue and consumer products owned revenue streams to be impacted.

Under IFRS 15, the Company has determined that in certain proprietary production contracts, the customer who owns the initial broadcast license rights may in substance control the asset. In such cases, the Company would record revenue using the percentage of completion basis.

In addition,  the Company has determined that, under IFRS 15, contracts for the management of copyrights, licensing and brands provide the customer with a right to access to the underlying property, and therefore royalties, including minimum guarantees, will be recognized as the greater of earned royalties or the pro-rata minimum guarantee over the term of the license.

IFRS 15 permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (modified retrospective or cumulative effect method).  The Company intends to adopt the standard using the modified retrospective method on the date of transition, which is July 1, 2018.  The expected impact of this adoption is a increase in deficit as at July 1, 2018 in the range of $4.0 million to $9.0 million, with a corresponding adjustment to deferred revenue.

iii)
In January 2016, the IASB issued IFRS 16, "Leases" ("IFRS 16") effective for annual periods beginning on or after January 1, 2019, with early adoption permitted for entities that have also adopted IFRS 15. IFRS 16 provides a comprehensive model for the measurement, presentation and disclosure of leases and supersedes

IAS 17, "Leases". The adoption of IFRS 16 will result in substantially all lessee leases being recorded on the balance sheet as an asset with a corresponding liability with both current and long-term portions. The Company is currently evaluating the impact of IFRS 16 on its financial statements.

iv)
The IASB issued amendments to IFRS 2, "Share-based payment" ("IFRS 2"), to clarify the classification and measurement of share-based payment transactions. The amendments are effective for annual periods beginning on or after January 1, 2018. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

v)
In June 2017, the IASB issued IFRIC 23 to clarify how the requirements of IAS 12 Income Taxes should be applied when there is uncertainty over income tax treatments. The interpretation is effective for annual periods beginning on or after January 1, 2019, with modified retrospective or retrospective application. The Company is currently evaluating the impact of IFRIC 23 on its consolidated financial statements.

vi)
The IASB issued IFRIC 22 "Foreign currency transactions and advance consideration" ("IFRIC 22"), which clarifies how to determine the date of transaction for the exchange rate to be used on initial recognition of a related asset, expense or income where an entity pays or receives consideration in advance for foreign currency-denominated contracts. For a single payment or receipt, the date of the transaction is the date on which the entity initially recognises the non-monetary asset or liability arising from the advance consideration (the prepayment or deferred income/contract liability). IFRIC 22 is effective for annual periods beginning on or after January 1, 2018. The Company will apply the IFRIC on a prospective basis. The effect of applying this IFRIC is not expected to be have a significant impact on the Company's consolidated financial statements.

Significant accounting judgments and estimation uncertainty
The preparation of financial statements under IFRS requires the Company to make estimates and assumptions that affect the application of policies and reported amounts. Estimates and judgments are continually evaluated and are based on historical experience and other factors including expectations of future events that are believed to be reasonable. Actual results may differ materially from these estimates. The estimates and assumptions which have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities are as follows:

(i)	Income taxes and deferred income taxes

Deferred tax assets and liabilities require management’s judgment in determining the amounts to be recognized. In particular, judgment is used when assessing the extent to which deferred tax assets should be recognized with respect to the timing of deferred taxable income.
The current income tax provision for the year requires judgment in interpreting tax laws and regulations. Estimates are used in determining the provision for current income taxes which are recognized in the financial statements. The Company considers the estimates, assumptions and judgments to be reasonable but this can involve complex issues which may take an extended period to resolve. The final determination of the amounts to be paid related to the current year’s tax provisions could be different from the estimates reflected in the financial statements. The Company’s tax filings also are subject to audits, the outcome of which could change the amount of current and deferred tax assets and liabilities.

(ii)	Business combinations

The purchase price allocation process requires management to use significant estimates and assumptions, including fair value estimates including, but not limited to:
•estimated fair values of tangible assets;
•estimated fair values of intangible assets;
•estimated fair values of deferred revenue;
•probability of required payment under contingent consideration provisions;
•estimated income tax assets and liabilities; and
•estimated fair value of pre-acquisition contingencies.

While management uses its best estimates and assumptions as a part of the purchase price allocation process to accurately value the assets acquired and liabilities assumed at the business combination date, estimates and assumptions are inherently uncertain and subject to refinement. As a result, during the measurement period, which is the earlier of the date management receives the information it is looking for or one year from the business combination date, adjustments are recorded to the assets acquired and liabilities assumed, with the corresponding offset to goodwill.
Although management believes the assumptions and estimates made in the past have been reasonable and appropriate, they are based in part on historical experience and information obtained from the management of the acquired companies and are inherently uncertain. Examples of critical estimates in valuing certain of the assets and liabilities acquired include but are not limited to:
•future expected cash flows from distribution, consumer products and licensing and other customer contracts;
•expected costs to complete film and television productions in-progress and the estimated cash flows from the productions when completed;
•the acquired company’s brand, broadcaster relationships and customer and distribution relationships as well as assumptions about the period of time these acquired intangibles will continue to benefit the combined company;
•the fair value of deferred revenue, including future obligations to customers;
•uncertain tax positions assumed in connection with a business combination are initially estimated as of the acquisition date and are re-evaluated quarterly, management continues to collect information in order to determine their estimated value, with any adjustments to preliminary estimates recorded to goodwill during the measurement period; and
•discount rates applied to future expected cash flows.

Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets, liabilities and goodwill in the purchase price allocation, which could also impact net income as expenses and impairments could change. Unanticipated events and circumstances may occur which may affect the accuracy or validity of such assumptions, estimates or actual results.

(iii)	Investment in film and television programs/Acquired and library content

The costs of investing in and producing film and television programs are capitalized, net of federal and provincial program contributions earned.

Investment in film assets are amortized using the declining balance method with rates of amortization ranging from 40% to 100% at the time of initial episodic delivery and at rates ranging from 10% to 25% annually thereafter. Management estimates these rates based on the expected economic useful life of the film or television program, and includes factors such as the ability to license rights to broadcast rights programs in development and availability of rights to renew licenses for episodic television programs in subsequent seasons, as well as the availability of secondary market revenue. Estimation uncertainty relates to management's ability to estimate the expected economic useful life of the film or television program.

(iv)	Impairment of goodwill and indefinite life intangibles

Management estimates the recoverable amount of each CGU that has goodwill or indefinite life intangibles by estimating its value-in-use or fair value less costs to sell, whichever is greater, and compares it to the carrying amount to determine if the goodwill or indefinite life intangible asset are impaired.

Value-in-use is based on the expected future cash flows of an asset or CGU discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. The impairment test calculations are based on detailed budgets and forecasts which are prepared for each CGU to which the assets are allocated. These budgets and forecasts generally cover a period of five years with a long-term growth rate applied to the terminal year. Key areas of estimation uncertainty relate to management's assumptions about future operating results, long-term growth rates and the discount rate. Actual results could vary from these estimates which may cause significant adjustments to the Company's goodwill or indefinite life intangible assets in subsequent reporting periods.

(v)	Impairment of non-financial assets

The indicators of impairment for non-financial assets are determined based on management’s judgment. If an indication of impairment exists, or when annual testing for an asset is required, the Company estimates the asset’s or CGU’s recoverable amount. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing the recoverable amount, management estimates the asset or CGU’s value-in-use. Value-in-use is based on the estimated future cash flows of the asset or CGU discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The impairment test calculations are based on detailed budgets or forecasts which are prepared for each CGU to which the assets are allocated. Key areas of estimation uncertainty relate to management's assumptions about the cash flow forecast, the long-term growth rate applied to cash flows and the discount rate.